Income Taxes (Schedule Of Components Of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Income Taxes [Abstract]
U.S. federal	$ 180,256	$ 263,743	$ 212,721
U.S. state and other	13,162	14,498	23,292
International	64,640	56,755	58,212
Total current	258,058	334,996	294,225
Deferred	(64,780)	(33,629)	(14,058)
Income tax expense	$ 193,278	$ 301,367	$ 280,167